Segment Information and Revenue Analysis - Schedule of Revenues by Geographic Market (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 12,245,507	$ 11,476,555
Mainland China [Member]
Revenues	6,430,883	6,138,185
United States [Member]
Revenues	3,235,212	2,283,744
Europe [Member]
Revenues	938,083	1,195,122
Australia [Member]
Revenues	235,819	523,383
Canada [Member]
Revenues	784,403	161,353
Central and South America [Member]
Revenues	50,915	62,641
Japan and Other Asian Countries and Regions [Member]
Revenues	$ 570,192	$ 1,112,127